2012 Separation Transaction (Tables)	3 Months Ended
Dec. 27, 2013
Extraordinary and Unusual Items [Abstract]
Summary of components of Separation Charges incurred within continuing operations and discontinued operations
The components of the Separation Charges incurred within continuing operations and discontinued operations consisted of the following ($ in millions):

	For the Quarter Ended December 27, 2013			For the Quarter Ended December 28, 2012
	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total
Professional fees	$1	$—	$1	$—	$3	$3
Information technology related costs	3	—	3	2	2	4
Employee compensation costs	—	—	—	—	1	1
Marketing costs	10	—	10	14	—	14
Other	1	—	1	2	(10)	(8)
Total pre-tax separation charges (gain)	15	—	15	18	(4)	14
Tax-related separation charges	—	—	—	4	—	4
Tax benefit on pre-tax separation charges	(6)	—	(6)	(5)	—	(5)
Total separation charges (gain), net of tax	$9	$—	$9	$17	$(4)	$13

Summary of Separation Charges were classified in continuing operations within the entity's consolidated Statement of Operations
Pre-tax Separation Charges were classified in continuing operations within the Company's Consolidated Statement of Operations as follows ($ in millions):

	For the Quarters Ended
	December 27, 2013	December 28, 2012
Selling, general and administrative expenses ("SG&A")	$15	$13
Separation costs	—	5
Total	$15	$18